PREPAID EXPENSES AND OTHER CURRENT ASSETS (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following (in thousands):
	March 31, 2023	December 31, 2022
Prepaid insurance	$374	$834
Other prepaid expenses	564	582
Deposits	88	89
	$1,026	$1,505

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following (in thousands):
	December 31,
	2022	2021
Prepaid insurance	$834	$15
Other prepaid expenses	582	828
Deposits	89	84
	$1,505	$927